Shares | NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO
DIVERSIFIED ASSETS PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO
Management Fees		0.25%
Other Expenses		0.12%
Administration Fees		0.10%
Service Agent Fees		none
Other Operating Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.37%
Expense Reimbursement	[1]	(0.02%)
Total Annual Portfolio Operating Expenses	[2]	0.35%
[1]	Northern Trust Investments, Inc. has contractually agreed to reimburse certain expenses of the Portfolio (including the administration fee, but excluding the investment advisory fee and transfer agency fee, servicing fees, extraordinary expenses such as taxes, interest, and indemnification expenses, acquired fund fees and expenses, each Portfolio's proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board of Trustees of Northern Institutional Funds and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum) to the extent the Portfolio's "Other Expenses" exceed 0.10%. This contractual limitation may not be terminated before April 1, 2014 without the approval of the Board of Trustees.
[2]	After Expense Reimbursement

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO	36	117	206	466

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:
  Obligations of U.S. banks (including obligations of foreign branches of such banks);
  Obligations of foreign commercial banks;
  Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;
  Corporate bonds, notes, paper and other instruments;
  Asset-backed securities and asset-backed commercial paper;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;
  Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;
  Repurchase agreements relating to the above instruments; and
  Municipal securities issued or guaranteed by state or local governmental bodies.
The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio's investments. Accordingly, the Portfolio's investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, all or any portion of the Portfolio's assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.
PRINCIPAL RISKS
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio's shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Portfolio's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio's investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s Web site at www.northernfunds.com/institutional or by calling 800-637-1380.
CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.27% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the fourth quarter of 2012.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO	Jun. 01, 1983	0.01%	0.47%	1.70%	4.54%

The 7-day yield for Shares of the Portfolio as of December 31, 2012: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.